Note 15 - Financial Instruments (Details Textual) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Contingent Consideration Liability [Member]
Fair Value Inputs Discount Rate Data Point Concentration	9.00%
Fair Value Inputs Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 219
Minimum [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs, Discount Rate	8.00%
Minimum [Member] | Fair Values For Other Financial Instruments [Member]
Fair Value Inputs, Discount Rate	2.00%
Maximum [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs, Discount Rate	10.00%
Maximum [Member] | Fair Values For Other Financial Instruments [Member]
Fair Value Inputs, Discount Rate	2.50%